Insurance and reinsurance	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Insurance and reinsurance
Note 7	Insurance and reinsurance
Insurance service and insurance investment results
The following table provides the composition of Insurance service result and Insurance investment result for insurance contracts issued and reinsurance contracts held.

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2026	April 30 2025	April 30 2026	April 30 2025
Insurance service result
Insurance revenue	$1,386	$1,331	$2,740	$2,739
Insurance service expense	(1,130)	(1,092)	(2,235)	(2,216)
Net income (expense) from reinsurance contracts held	(39)	(15)	(48)	(13)
	$217	$224	$457	$510
Insurance investment result
Net investment income	$34	$255	$182	$625
Insurance finance income (expense)	56	(206)	(39)	(506)
Reinsurance finance income (expense)	2	29	8	41
	$92	$78	$151	$160
Insurance service and insurance investment results	$309	$302	$608	$670